Provisions (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Provisions
Opening balance	$ 58,198	$ 60,621	$ 35,421	$ 33,049
Utilised	(1,775)	(1,107)	(1,794)	(1,241)
Accretion	141	851	465	477
Effect of foreign currency exchange movements	(94)	(1,704)	368	1,314
Closing balance	56,470	58,198	60,621	35,421
Provisions	11,870	13,790	15,725	14,914	$ 9,550
Non-current	44,600	44,408	44,896	20,507	$ 23,499
Released		(485)
Additions		22	26,161	1,822
Employee Entitlements
Provisions
Opening balance	14,277	16,117	15,220	13,907
Utilised	(1,775)	(941)	(1,497)	(613)
Effect of foreign currency exchange movements	(166)	(844)	388	1,314
Closing balance	12,336	14,277	16,117	15,220
Provisions	11,548	13,467	15,190	14,252
Non-current	788	810	927	968
Released		(55)
Additions			2,006	612
Rehabilitation costs
Provisions
Opening balance	43,868	44,023	19,637	19,142
Utilised		(166)	(135)	(405)
Accretion	141	851	465	477
Effect of foreign currency exchange movements	73	(840)
Closing balance	44,082	43,868	44,023	19,637
Provisions	270	270	54	98
Non-current	43,812	43,598	43,969	19,539
Additions			24,056	423
Other
Provisions
Opening balance	53	481	564
Utilised			(162)	(223)
Effect of foreign currency exchange movements	(1)	(20)	(20)
Closing balance	52	53	481	564
Provisions	$ 52	53	481	564
Released		(430)
Additions		$ 22	$ 99	$ 787